Cover	Dec. 06, 2023
Cover [Abstract]
Entity Registrant Name	VASO CORPORATION
Entity Central Index Key	0000839087
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 06, 2023
Entity File Number	0-18015
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	11-2871434
Entity Address Address Line 1	137 Commercial St.
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Plainview
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11803
City Area Code	516
Local Phone Number	997-4600
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	Vaso